Income Tax Expense - Schedule of Other Deferred Tax Assets and Potential Tax Benefit for Tax Losses (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets not recognised comprises temporary differences attributable to:
– Payables, accrued expenses and provisions	$ 33,722	$ 69,018
– Deferred revenue	31,340	34,677
– Other – Expenses deductible in future periods	98,681	123,049
– Other – Right of use assets		474
Total deferred tax asset attributable to temporary differences not recognised	$ 163,743	$ 227,218